Related Party Transactions (Holmdel Pharmaceuticals, LP) (Details) (Holmdel Pharmaceuticals, LP, USD $)	12 Months Ended
Dec. 31, 2013
Holmdel Pharmaceuticals, LP
InnoPrann XL royalty based on a percentage of net sales as defined under the Mist Agreement	$ 8,971,162
Primlev royalty as defined under the Mist Agreement	860,203
Royalties based on a percentage of net sales as defined under the Mist Agreement	9,831,365
Cost of product	(632,998)
Administrative fee, including insurance premium	(240,000)
Aptalis royalty	(962,183)
Net revenue	$ 7,996,184